Property and Equipment, Net - Summary of movements in property, plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Balance, beginning of year	$ 22,462	$ 21,205
Additions	2,368	3,458
Write-off of leasehold improvements		(3,661)
Acquisitions		8,935
Depreciation	(6,917)	(7,981)	$ (6,659)
Impairment charges		(271)
Foreign currency translation adjustment	(628)	777
Balance, end of year	$ 17,285	$ 22,462